Commitments, guarantees and pledged assets	12 Months Ended
Oct. 31, 2025
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Commitments, guarantees and pledged assets

Note 20	Commitments, guarantees and pledged assets

Commitments
Credit-related arrangements
Credit-related arrangements are generally off-balance sheet instruments and are typically entered into to meet the financing needs of clients. In addition, there are certain exposures for which we could be obligated to extend credit that are not recorded on the consolidated balance sheet. Our policy of requiring collateral or other security to support credit-related arrangements and the types of security held is generally the same as for loans. The contract amounts presented below for credit-related arrangements represent the maximum amount of additional credit that we could be obligated to extend. The contract amounts also represent the additional credit risk amounts should the contracts be fully drawn, the counterparties default and any collateral held proves to be of no value. As many of these arrangements will expire or terminate without being drawn upon, the contract amounts are not necessarily indicative of future cash requirements or actual risk of loss.

$ millions, as at October 31	2025	2024
	Contract amounts
Unutilized credit commitments (1)	$420,442	$383,882
Backstop liquidity facilities	31,194	23,734
Standby and performance letters of credit	26,358	22,181
Documentary and commercial letters of credit	167	183
Other commitments to extend credit	2,722	10,431
Total	$480,883	$440,411

(1)	Includes $201.5 billion (2024: $189.6 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
In addition, the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon totalled $104.4 billion (2024: $77.6 billion), of which $9.0 billion (2024: $7.6 billion) are transactions between CIBC and the joint ventures. CIBC has provided indemnities to customers of the joint ventures in respect of securities lending transactions with third parties amounting to $95.0 billion (2024: $70.0 billion).
For further information on the joint ventures, see Note 24.
Unutilized credit commitments
Unutilized credit commitments are the undrawn portion of lending facilities that we have approved to meet the requirements of clients. These lines may include various conditions that must be satisfied prior to drawdown and include facilities extended in connection with contingent acquisition financing. The credit risk associated with these lines arises from the possibility that a commitment will be drawn down as a loan at some point in the future, prior to the expiry of the commitment. The amount of collateral obtained, if deemed necessary, is based on our credit evaluation of the borrower and may include a charge over the present and future assets of the borrower.
Backstop liquidity facilities
We provide irrevocable backstop liquidity facilities primarily to ABCP conduits. We are the financial services agent for some of these conduits, while other conduits are administered by third parties. The liquidity facilities for our sponsored ABCP programs, Safe Trust, Sure Trust, Sound Trust, Stable Trust and Bay Square Funding LLC, require us to repay any maturing ABCP and/or fund any asset purchases that are not funded through issuance of commercial paper.
Standby and performance letters of credit
These represent an irrevocable obligation to make payments to third parties in the event that clients are unable to meet their contractual financial or performance obligations. The credit risk associated with these instruments is essentially the same as that involved in extending irrevocable loan commitments to clients. The amount of collateral obtained, if deemed necessary, is based on our credit evaluation of the borrower and may include a charge over present and future assets of the borrower.

Documentary and commercial letters of credit
Documentary and commercial letters of credit are short-term instruments issued on behalf of a client, authorizing a third-party, such as an exporter, to draw drafts on CIBC up to a specified amount, subject to specific terms and conditions. We are at risk for any drafts drawn that are not ultimately settled by the client; however, the amounts drawn are collateralized by the related goods.
Other commitments to extend credit
These represent other commitments to extend credit, and primarily include forward-dated securities financing trades in the form of securities purchased under resale agreements with various counterparties that are executed on or before the end of our reporting period and that settle shortly after period end, usually within five business days.
Other commitments
As an investor in merchant banking activities, we enter into commitments to fund external private equity funds. In connection with these activities, we had commitments to invest up to $553 million (2024: $528 million).
In addition, we act as underwriter for certain new issuances under which we alone or together with a syndicate of financial institutions purchase these new issuances for resale to investors. As at October 31, 2025, the related underwriting commitments were $1,045 million (2024: $464 million).
Guarantees and other indemnification agreements
Guarantees
A guarantee is a contract that requires the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor failed to make payment when due in accordance with the original or modified terms of a debt instrument. Guarantees include standby and performance letters of credit as discussed above, and credit derivatives protection sold, as discussed in Note 12.
We sponsor our clients to clear certain security repurchase and reverse repurchase transactions as sponsored members through the Fixed Income Clearing Corporation (FICC). As the sponsoring member, we guarantee our clients’ performance obligation to the FICC under the FICC rules. Our guarantee is collateralized by cash or securities issued or guaranteed by the U.S. government, which are placed with the FICC. Therefore, we consider the risk of loss to be remote.
Other indemnification agreements
In the ordinary course of business, we enter into contractual arrangements under which we may agree to indemnify the counterparty to such arrangement from any losses relating to a breach of representations and warranties, a failure to perform certain covenants, or for claims or losses arising from certain external events as outlined within the particular contract. This may include, for example, losses arising from changes in legislation, litigation, or claims relating to past performance. In addition, we indemnify each of our directors and officers to the extent permitted by law, against any and all claims or losses (including any amounts paid in settlement of any such claims) incurred as a result of their service to CIBC. In most indemnities, maximum loss clauses are generally not provided for, and as a result, no defined limit of the maximum potential liability exists. Amounts are accrued when we have a present legal or constructive obligation as a result of a past event, when it is both probable that an outflow of economic benefits will be required to resolve the matter, and when a reliable estimate can be made of the amount of the obligation. We believe that the likelihood of the conditions arising to trigger obligations under these contract arrangements is remote. Historically, any payments made in respect of these contracts have not been significant. Amounts related to these indemnifications, representations, and warranties reflected within the consolidated financial statements as at October 31, 2025 and 2024 are not significant.
Pledged assets
In the normal course of business, on- and off-balance sheet assets are pledged as collateral for various activities. The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2025	2024
Assets pledged in relation to:
Securities lending	$93,433	$63,072
Obligations related to securities sold under repurchase agreements	130,197	109,151
Obligations related to securities sold short	24,244	21,642
Securitizations	18,090	20,105
Covered bonds	51,638	39,257
Derivatives	22,733	24,200
Foreign governments and central banks (1)	285	560
Clearing systems, payment systems, and depositories (2)	1,486	1,605
Other	12	11
Total	$342,118	$279,603

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.